FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Threshold tenor of repo curves to classify certain reverse repos to Level 3		5 years
Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3	$ (4,000)
Non-marketable equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3	(3,200)
Hedging derivatives
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3	(500)
Trading account assets and liabilities
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(2,229)	$ (2,661)
Net realized/unrealized gains (losses) included in earnings	(2,833)	(787)
Transfers into Level 3	22	(38)
Transfers out of Level 3	(1,185)	141
Purchases	849	914
Issuances	20
Sales	(832)	(577)
Settlements	1,435	779
Balance at end of period, asset (liability), net	(4,753)	(2,229)
Unrealized gains (losses) still held	(2,002)	767
Trading account assets and liabilities | Interest rate contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(495)	(211)
Net realized/unrealized gains (losses) included in earnings	(146)	(492)
Transfers into Level 3	301	(124)
Transfers out of Level 3	(239)	15
Purchases	163	24
Issuances	(18)
Sales	(142)	141
Settlements	(87)	152
Balance at end of period, asset (liability), net	(663)	(495)
Unrealized gains (losses) still held	26	553
Trading account assets and liabilities | Foreign exchange contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	620	778
Net realized/unrealized gains (losses) included in earnings	(276)	(245)
Transfers into Level 3	75	(11)
Transfers out of Level 3	(106)	27
Purchases	200	393
Issuances	0
Sales	(181)	(381)
Settlements	81	59
Balance at end of period, asset (liability), net	413	620
Unrealized gains (losses) still held	23	(12)
Trading account assets and liabilities | Equity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(800)	(863)
Net realized/unrealized gains (losses) included in earnings	(89)	148
Transfers into Level 3	63	(126)
Transfers out of Level 3	(772)	66
Purchases	92	496
Issuances	38
Sales	(128)	(334)
Settlements	39	(187)
Balance at end of period, asset (liability), net	(1,557)	(800)
Unrealized gains (losses) still held	(33)	41
Trading account assets and liabilities | Commodity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(1,861)	(1,622)
Net realized/unrealized gains (losses) included in earnings	(352)	(753)
Transfers into Level 3	(425)	214
Transfers out of Level 3	(39)	(28)
Purchases	357	0
Issuances	0
Sales	(347)	0
Settlements	722	328
Balance at end of period, asset (liability), net	(1,945)	(1,861)
Unrealized gains (losses) still held	(164)	(257)
Trading account assets and liabilities | Credit derivatives
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	307	(743)
Net realized/unrealized gains (losses) included in earnings	(1,970)	555
Transfers into Level 3	8	9
Transfers out of Level 3	(29)	61
Purchases	37	1
Issuances	0
Sales	(34)	(3)
Settlements	680	427
Balance at end of period, asset (liability), net	(1,001)	307
Unrealized gains (losses) still held	(1,854)	442
Interest-bearing deposits
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	434	486
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	43	10
Transfers into Level 3, liabilities	322	1
Transfers out of Level 3, liabilities	(309)	(1)
Purchases, liability	0	0
Issuance, liability	5	36
Sales, liability	0	0
Settlements, liability	(116)	(78)
Balance at end of period, liability	293	434
Unrealized gains (losses) still held, liabilities	46	(154)
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	1,247	1,043
Net realized/unrealized gains (losses) included in earnings, liabilities	(6)	(23)
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	0	0
Transfers out of Level 3, liabilities	(150)	0
Purchases, liability	0	0
Issuance, liability	0	0
Sales, liability	27	302
Settlements, liability	(281)	(121)
Balance at end of period, liability	849	1,247
Unrealized gains (losses) still held, liabilities	(12)	134
Trading account liabilities | Securities sold, not yet purchased
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	199	424
Net realized/unrealized gains (losses) included in earnings, liabilities	17	88
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	1,185	311
Transfers out of Level 3, liabilities	(109)	(231)
Purchases, liability	(70)	0
Issuance, liability	(41)	0
Sales, liability	367	385
Settlements, liability	(337)	(602)
Balance at end of period, liability	1,177	199
Unrealized gains (losses) still held, liabilities	(43)	(25)
Trading account liabilities | Other trading liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	0	0
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	1	0
Transfers out of Level 3, liabilities	0	0
Purchases, liability	0	0
Issuance, liability	0	0
Sales, liability	0	0
Settlements, liability	0	0
Balance at end of period, liability	1	0
Unrealized gains (losses) still held, liabilities	0	0
Short-term borrowings
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	9	344
Net realized/unrealized gains (losses) included in earnings, liabilities	(16)	11
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	19	23
Transfers out of Level 3, liabilities	(37)	(30)
Purchases, liability	0	0
Issuance, liability	87	1
Sales, liability	0	0
Settlements, liability	(52)	(318)
Balance at end of period, liability	42	9
Unrealized gains (losses) still held, liabilities	0	(4)
Long-term debt
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3		(4,000)
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	7,543	7,290
Net realized/unrealized gains (losses) included in earnings, liabilities	(282)	539
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	3,792	2,903
Transfers out of Level 3, liabilities	(4,350)	(3,958)
Purchases, liability	0	0
Issuance, liability	4,845	3,407
Sales, liability	(3)	0
Settlements, liability	(2,365)	(1,560)
Balance at end of period, liability	9,744	7,543
Unrealized gains (losses) still held, liabilities	(419)	(347)
Other financial liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	14	7
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	(11)	(11)
Transfers into Level 3, liabilities	2	10
Transfers out of Level 3, liabilities	(12)	(4)
Purchases, liability	(8)	(5)
Issuance, liability	12	5
Sales, liability	0	2
Settlements, liability	(11)	(12)
Balance at end of period, liability	8	14
Unrealized gains (losses) still held, liabilities	(13)	(4)
Federal funds sold and securities borrowed or purchased under agreements to resell
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,337	3,398
Net realized/unrealized gains (losses) included in principal transactions	(20)	(147)
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	0	279
Transfers out of Level 3		(2,856)
Purchases, assets	758	784
Issuance, assets	0	0
Sales, assets	0	0
Settlements, assets	(551)	(121)
Balance at end of period, asset	1,496	1,337
Unrealized gains (losses) still held, assets	(16)	(5)
Trading non-derivative assets
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	12,418	15,357
Net realized/unrealized gains (losses) included in principal transactions	(79)	1,265
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	3,835	3,777
Transfers out of Level 3	(9,045)	(6,281)
Purchases, assets	9,376	12,631
Issuance, assets	8	51
Sales, assets	(10,235)	(14,125)
Settlements, assets	(27)	(257)
Balance at end of period, asset	6,251	12,418
Unrealized gains (losses) still held, assets	(647)	103
Trading non-derivative assets | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	744	1,085
Net realized/unrealized gains (losses) included in principal transactions	6	24
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	510	872
Transfers out of Level 3	(1,087)	(1,277)
Purchases, assets	941	796
Issuance, assets	0	0
Sales, assets	(961)	(756)
Settlements, assets	23	0
Balance at end of period, asset	176	744
Unrealized gains (losses) still held, assets	(7)	(4)
Trading non-derivative assets | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,326	2,680
Net realized/unrealized gains (losses) included in principal transactions	104	254
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	189	370
Transfers out of Level 3	(162)	(480)
Purchases, assets	324	1,574
Issuance, assets	0	0
Sales, assets	(1,376)	(3,072)
Settlements, assets	(6)	0
Balance at end of period, asset	399	1,326
Unrealized gains (losses) still held, assets	26	(101)
Trading non-derivative assets | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	517	440
Net realized/unrealized gains (losses) included in principal transactions	(1)	18
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	193	252
Transfers out of Level 3	(234)	(157)
Purchases, assets	759	697
Issuance, assets	0	0
Sales, assets	(1,028)	(733)
Settlements, assets	0	0
Balance at end of period, asset	206	517
Unrealized gains (losses) still held, assets	(27)	(7)
Trading non-derivative assets | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,587	4,205
Net realized/unrealized gains (losses) included in principal transactions	109	296
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	892	1,494
Transfers out of Level 3	(1,483)	(1,914)
Purchases, assets	2,024	3,067
Issuance, assets	0	0
Sales, assets	(3,365)	(4,561)
Settlements, assets	17	0
Balance at end of period, asset	781	2,587
Unrealized gains (losses) still held, assets	(8)	(112)
Trading non-derivative assets | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	2	2
Transfers out of Level 3	0	(1)
Purchases, assets	0	1
Issuance, assets	0	0
Sales, assets	(2)	(1)
Settlements, assets	0	0
Balance at end of period, asset	1	1
Unrealized gains (losses) still held, assets	0	0
Trading non-derivative assets | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	351	241
Net realized/unrealized gains (losses) included in principal transactions	23	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	195	67
Transfers out of Level 3	(256)	(35)
Purchases, assets	322	183
Issuance, assets	0	0
Sales, assets	(339)	(105)
Settlements, assets	0	0
Balance at end of period, asset	296	351
Unrealized gains (losses) still held, assets	(88)	(7)
Trading non-derivative assets | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	197	206
Net realized/unrealized gains (losses) included in principal transactions	(9)	(10)
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	21	53
Transfers out of Level 3	(49)	(100)
Purchases, assets	115	271
Issuance, assets	0	0
Sales, assets	(235)	(169)
Settlements, assets	0	(54)
Balance at end of period, asset	40	197
Unrealized gains (losses) still held, assets	(16)	6
Trading non-derivative assets | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	376	820
Net realized/unrealized gains (losses) included in principal transactions	330	111
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	171	186
Transfers out of Level 3	(132)	(288)
Purchases, assets	867	802
Issuance, assets	0	0
Sales, assets	(1,295)	(1,244)
Settlements, assets	7	(11)
Balance at end of period, asset	324	376
Unrealized gains (losses) still held, assets	69	(29)
Trading non-derivative assets | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,684	2,219
Net realized/unrealized gains (losses) included in principal transactions	(527)	547
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	279	344
Transfers out of Level 3	(4,057)	(371)
Purchases, assets	955	1,377
Issuance, assets	(11)	0
Sales, assets	(196)	(432)
Settlements, assets	0	0
Balance at end of period, asset	127	3,684
Unrealized gains (losses) still held, assets	(457)	464
Trading non-derivative assets | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,739	3,294
Net realized/unrealized gains (losses) included in principal transactions	53	141
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	205	663
Transfers out of Level 3	(360)	(282)
Purchases, assets	2,199	4,426
Issuance, assets	0	0
Sales, assets	(2,965)	(5,503)
Settlements, assets	(3)	0
Balance at end of period, asset	1,868	2,739
Unrealized gains (losses) still held, assets	(46)	(174)
Trading non-derivative assets | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,483	4,372
Net realized/unrealized gains (losses) included in principal transactions	(58)	180
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	2,070	968
Transfers out of Level 3	(2,708)	(3,290)
Purchases, assets	2,894	2,504
Issuance, assets	19	51
Sales, assets	(1,838)	(2,110)
Settlements, assets	(48)	(192)
Balance at end of period, asset	2,814	2,483
Unrealized gains (losses) still held, assets	(101)	(45)
Investments
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	5,059	6,273
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	99	(46)
Transfers into Level 3	954	1,156
Transfers out of Level 3	(2,054)	(1,230)
Purchases, assets	1,842	1,890
Issuance, assets	0	0
Sales, assets	(1,557)	(2,126)
Settlements, assets	(482)	(858)
Balance at end of period, asset	3,861	5,059
Unrealized gains (losses) still held, assets	(109)	(78)
Investments | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	139	38
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(26)	29
Transfers into Level 3	25	171
Transfers out of Level 3	(72)	(118)
Purchases, assets	45	62
Issuance, assets	0	0
Sales, assets	(9)	(43)
Settlements, assets	(1)	0
Balance at end of period, asset	101	139
Unrealized gains (losses) still held, assets	54	(2)
Investments | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4	8
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	3	(1)
Transfers into Level 3	49	4
Transfers out of Level 3	0	0
Purchases, assets	26	11
Issuance, assets	0	0
Sales, assets	(32)	(18)
Settlements, assets	0	0
Balance at end of period, asset	50	4
Unrealized gains (losses) still held, assets	2	0
Investments | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2	1
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(1)	0
Transfers into Level 3	6	4
Transfers out of Level 3	(7)	(3)
Purchases, assets	0	0
Issuance, assets	0	0
Sales, assets	0	0
Settlements, assets	0	0
Balance at end of period, asset	0	2
Unrealized gains (losses) still held, assets	0	0
Investments | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	145	47
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(24)	28
Transfers into Level 3	80	179
Transfers out of Level 3	(79)	(121)
Purchases, assets	71	73
Issuance, assets	0	0
Sales, assets	(41)	(61)
Settlements, assets	(1)	0
Balance at end of period, asset	151	145
Unrealized gains (losses) still held, assets	56	(2)
Investments | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4	6
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases, assets	0	6
Issuance, assets	0	0
Sales, assets	(2)	(8)
Settlements, assets	0	0
Balance at end of period, asset	2	4
Unrealized gains (losses) still held, assets	0	0
Investments | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,192	2,180
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	39	(23)
Transfers into Level 3	467	834
Transfers out of Level 3	(1,598)	(721)
Purchases, assets	351	842
Issuance, assets	0	0
Sales, assets	(240)	(671)
Settlements, assets	0	(249)
Balance at end of period, asset	1,211	2,192
Unrealized gains (losses) still held, assets	23	9
Investments | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	260	678
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	10	45
Transfers into Level 3	38	(5)
Transfers out of Level 3	(39)	(270)
Purchases, assets	259	601
Issuance, assets	0	0
Sales, assets	(339)	(519)
Settlements, assets	(3)	(270)
Balance at end of period, asset	186	260
Unrealized gains (losses) still held, assets	(104)	(1)
Investments | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	603	672
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	77	(7)
Transfers into Level 3	11	15
Transfers out of Level 3	(240)	(52)
Purchases, assets	693	144
Issuance, assets	0	0
Sales, assets	(468)	(134)
Settlements, assets	(365)	(35)
Balance at end of period, asset	311	603
Unrealized gains (losses) still held, assets	0	(4)
Investments | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	124	681
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	10	(22)
Transfers into Level 3	5	12
Transfers out of Level 3	(5)	(14)
Purchases, assets	1	7
Issuance, assets	0	0
Sales, assets	(131)	(540)
Settlements, assets	5	0
Balance at end of period, asset	9	124
Unrealized gains (losses) still held, assets	0	(120)
Investments | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	596	549
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(92)	(17)
Transfers into Level 3	7	45
Transfers out of Level 3	(61)	(58)
Purchases, assets	435	202
Issuance, assets	0	0
Sales, assets	(306)	(125)
Settlements, assets	81	0
Balance at end of period, asset	660	596
Unrealized gains (losses) still held, assets	(102)	14
Investments | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	10	0
Transfers out of Level 3	0	0
Purchases, assets	6	10
Issuance, assets	0	0
Sales, assets	(16)	(10)
Settlements, assets	0	0
Balance at end of period, asset	0	0
Unrealized gains (losses) still held, assets	0	0
Investments | Non-marketable equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,135	1,460
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	79	(50)
Transfers into Level 3	336	76
Transfers out of Level 3	(32)	6
Purchases, assets	26	5
Issuance, assets	0	0
Sales, assets	(14)	(58)
Settlements, assets	(199)	(304)
Balance at end of period, asset	1,331	1,135
Unrealized gains (losses) still held, assets	18	26
Loans
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,166	3,108
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(61)	(303)
Transfers into Level 3	89	689
Transfers out of Level 3	(1,074)	(805)
Purchases, assets	708	1,190
Issuance, assets	219	461
Sales, assets	(813)	(807)
Settlements, assets	(666)	(1,367)
Balance at end of period, asset	568	2,166
Unrealized gains (losses) still held, assets	26	24
Mortgage servicing rights
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,781	1,845
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(36)	110
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases, assets	0	0
Issuance, assets	152	214
Sales, assets	(20)	(38)
Settlements, assets	(313)	(350)
Balance at end of period, asset	1,564	1,781
Unrealized gains (losses) still held, assets	(21)	(390)
Other financial assets measured on a recurring basis
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	180	78
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	80	100
Transfers into Level 3	55	201
Transfers out of Level 3	(47)	(66)
Purchases, assets	1	6
Issuance, assets	236	208
Sales, assets	(133)	(85)
Settlements, assets	(338)	(262)
Balance at end of period, asset	34	180
Unrealized gains (losses) still held, assets	$ 39	$ 582